COST METHOD INVESTMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2008 Wuhan Lianzhong	Oct. 31, 2011 Zhongda Helian	Jan. 31, 2012 ChinaLion
Cost Method Investment
Investment of equity interest	$ 1,296,307	$ 95,330		$ 28,565	$ 62,909	$ 1,200,000
Percentage of cost method investee owned				16.67%	10.00%	15.67%
Impairment of the cost method investment	$ 0	$ 0	$ 0